Financial risk management - Summary of Table presents the group's assets and liabilities that are measured at fair value (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 2,660	€ 2,375
Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	2,660	2,375
Level 1 of fair value hierarchy [member] | Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,075	1,028
Level 3 of fair value hierarchy [member] | Other non-current assets
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,585	1,347
Other Current Liabilities [Member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	4,041	9,002
Other Current Liabilities [Member] | Level 1 of fair value hierarchy [member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	2,612	5,826
Other Current Liabilities [Member] | Level 3 of fair value hierarchy [member]
Table presents The Groups Assets And Liabilities That Are Measured At Fair Value [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 1,429	€ 3,176